LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

	December 31,
	2023	2022
Senior Notes
2017 4.875% Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $5,746 and $9,552, respectively)	$994,254	$990,448
2019 5.250% Senior Notes, due 2026 (net of unamortized deferred financing costs of $2,141 and $2,981, respectively)	497,859	497,019
2019 5.625% Senior Notes, due 2027 (net of unamortized deferred financing costs of $3,358 and $4,178, respectively)	596,642	595,822
2019 5.375% Senior Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $1,634 and $1,845, respectively)	1,148,366	1,148,155
2020 5.750% Senior Notes, due 2028 (net of unamortized deferred financing costs and original issue premiums of $2,317 and $2,743, respectively)	847,683	847,257
2020 6.000% SC Notes, due 2025 (net of unamortized deferred financing costs of $1,320 and $2,692, respectively)	395,680	497,308
2020 6.500% SC Notes, due 2028 (net of unamortized deferred financing costs of $2,970 and $3,598, respectively)	497,030	496,402
2021 5.000% Studio City Notes, due 2029 (net of unamortized deferred financing costs and original issue premiums of $3,626 and $4,228, respectively)	1,096,374	1,095,772
2022 7.000% Studio City Secured Notes, due 2027 (net of unamortized deferred financing costs of $4,039 and $5,134, respectively)	345,961	344,866
Credit Facilities
2015 Credit Facilities	128	128
2020 Credit Facilities (1)	1,052,515	1,899,203
2016 Studio City Credit Facilities (2)	128	128

	7,472,620	8,412,508
Current portion of long-term debt	—	(322,500)

Long-term debt, net	$7,472,620	$8,090,008

(1)
As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $15,905 and $26,885 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet
s
, respectively.

(2)
As of December 31, 2023 and 2022, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $278 and $333 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)
Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2023 are as follows:

Year ending December 31,
2024	$128
2025	2,449,515
2026	500,000
2027	950,000
2028	1,350,128
Over 2028	2,250,000

$7,499,771